INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES	9 Months Ended
Sep. 30, 2013
Investments In Excess Mortgage Servicing Rights Equity Method Investees
INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES

6. INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES

During the nine months ended September 30, 2013, New Residential entered into investments in joint ventures (“Excess MSR joint ventures”) jointly controlled by New Residential and Fortress-managed funds investing in Excess MSRs. New Residential elected to record these investments at fair value pursuant to the fair value option for financial instruments to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors.

The following tables summarize the investments in equity method investees held by New Residential at September 30, 2013:

September 30, 2013
Excess MSR Assets	$719,780
Other Assets	1,991
Debt	—
Other Liabilities	(5,707)

Equity	$716,064

New Residential’s Investment	$358,032

New Residential’s Ownership	50.0%

Nine Months Ended September 30, 2013
Interest Income	$30,501
Other Income	56,483
Expenses	(3,502)

Net Income	$83,482

The following is a summary of New Residential’s Excess MSR investments made through equity method investees:

	September 30, 2013
	Unpaid Principal Balance	Investee Interest in Excess MSR	New Residential Interest in Investees	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)
MSR Pool 6	$10,585,764	66.7%	50.0%	$37,957	$43,908	12.5%	4.6
MSR Pool 6—Recapture Agreement	—	66.7%	50.0%	9,653	12,295	12.5%	10.9
MSR Pool 7	33,239,259	66.7%	50.0%	101,125	111,962	12.5%	5.0
MSR Pool 7—Recapture Agreement	—	66.7%	50.0%	20,031	23,785	12.5%	12.0
MSR Pool 8	14,798,521	66.7%	50.0%	56,457	58,936	12.5%	4.8
MSR Pool 8—Recapture Agreement	—	66.7%	50.0%	10,069	12,926	12.5%	11.9
MSR Pool 9	32,068,608	66.7%	50.0%	106,141	120,603	12.5%	4.8
MSR Pool 9—Recapture Agreement	—	66.7%	50.0%	36,107	45,811	12.5%	11.0
MSR Pool 10	59,784,115	77.0%	50.0%	202,417	201,571	12.7%	5.6
MSR Pool 10—Recapture Agreement	—	77.0%	50.0%	12,793	11,343	12.7%	12.9
MSR Pool 11	19,380,729	66.7%	50.0%	47,108	53,981	12.5%	5.3
MSR Pool 11—Recapture Agreement	—	66.7%	50.0%	23,442	22,659	12.5%	10.2

	$169,856,996			$663,300	$719,780	12.6%	6.2

(A)	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.

Pool 6. On January 4, 2013, New Residential, through a joint venture, co-invested in Excess MSRs on a portfolio of Government National Mortgage Association (“Ginnie Mae”) residential mortgage loans (“Pool 6”). Nationstar acquired the related servicing rights from Bank of America in November 2012. New Residential contributed approximately $28.9 million for a 50% interest in a joint venture which acquired an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture are owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs is owned by Nationstar. Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations.

Pools 7, 8, 9, 10. On January 6, 2013, New Residential, through joint ventures, agreed to co-invest in Excess MSRs on a portfolio of four pools of residential mortgage loans Nationstar acquired from Bank of America. At the time of acquisition, approximately 53% of the loans in this portfolio were in private label securitizations (“Pool 10”) and the remainder were owned, insured or guaranteed by Fannie Mae (“Pool 7”), Freddie Mac (“Pool 8”) or Ginnie Mae (“Pool 9”). New Residential committed to invest approximately $340 million for a 50% interest in joint ventures which were expected to acquire an approximately 67% interest in the Excess MSRs on these portfolios. The remaining interests in the joint ventures are owned by Fortress-managed funds and the remaining interest of approximately 33% in the Excess MSRs is owned by Nationstar. In September 2013, New Residential and a Fortress-managed fund each invested an additional $13.9 million into the joint venture invested in Pool 10 to acquire an additional 10% in the Excess MSRs held by the joint venture. Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint ventures and Nationstar, subject to certain limitations.

During the three months ended March 31, 2013, New Residential contributed $45.5 million towards commitments to fund Pools 7, 9 and 10 and contributed $35.2 million to fulfill commitments to fund Pool 8. During the three months ended June 30, 2013, New Residential contributed $31.5 million towards commitments to fund Pool 7. During the three months ended September 30, 2013, New Residential contributed $65.4 million to fulfill commitments to fund Pool 9 and contributed $107.6 million towards commitments to fund Pools 7 and 10. As of September 30, 2013, New Residential had contributed approximately $285.2 million to the joint ventures and had unfunded commitments remaining of $1.0 million, related to Pool 7 and $4.1 million related to Pool 10 that will increase the outstanding principal balance of Pool 10 by an estimated $10.9 billion. See Note 15 for recent events related to Pool 10.

Pool 11. On May 20, 2013, New Residential acquired, through a joint venture, an interest in Excess MSRs from Nationstar on a portfolio of Freddie Mac residential mortgage loans (“Pool 11”). New Residential has invested approximately $37.8 million for a 50% interest in a joint venture which acquired an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture are owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSR is owned by Nationstar. Nationstar performs all servicing and advancing functions, and it retains the ancillary income, servicing obligations and liabilities associated with this portfolio as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are included in the portfolio, subject to certain limitations. See Note 3 for information on our other agreements with respect to Pool 11.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSR investments made through equity method investees at September 30, 2013:

State Concentration	Percentage of Total Outstanding
California	22.1%
Florida	8.8%
New York	5.3%
Texas	5.2%
Georgia	4.2%
New Jersey	3.8%
Illinois	3.5%
Virginia	3.1%
Maryland	3.1%
Washington	2.9%
Other U.S.	38.0%

100.0%